Income tax (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended				60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2017
Income tax [Line Items]
Income tax rate (as a percent)	[1]	17.00%	17.00%	17.00%
Reduced Tax Rate					15.00%
Top up taxes		$ 0
Aggregate undistributed earnings of subsidiaries available for distribution		2,446,227	$ 2,139,085
Deferred tax liabilities accrued for undistributed earnings		0	$ 0
Guangzhou huanju shidai
Income tax [Line Items]
Cash dividend				$ 110,000
Tax withholding				$ 11,000
Cayman Islands
Income tax [Line Items]
Withholding taxes		$ 0
Maximum | Hong kong
Income tax [Line Items]
PRC withholding tax rate (as a percent)		5.00%
China
Income tax [Line Items]
Income tax rate (as a percent)					25.00%
PRC withholding tax rate (as a percent)		10.00%	10.00%
China | HNTE
Income tax [Line Items]
Preferential tax rate (as a percent)		15.00%			15.00%
Term of preferential income tax rate					3 years
China | State tax bureau
Income tax [Line Items]
Amount of tax deduction to tax assessable profits as a percentage of qualified research and development			100.00%		75.00%	75.00%	50.00%
Operating loss carryforwards		$ 924,463
Tax authorities | Hong kong
Income tax [Line Items]
Income tax rate (as a percent)		16.50%
Operating loss carryforwards		$ 65,074
Tax authorities | Singapore
Income tax [Line Items]
Income tax rate (as a percent)		17.00%
Beneficial tax rate					5.00%
Operating loss carryforwards		$ 484,398
Others
Income tax [Line Items]
Operating loss carryforwards		$ 103,279
Others | Singapore
Income tax [Line Items]
Income tax rate (as a percent)		17.00%

[1]	*: As a majority of the Group’s businesses is subject to Singapore corporate tax rate, the reconciliation of tax expenses begins at Singapore statutory income tax rate.